Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 215,520	$ 201,755
Short-term investments	3,415	1,212
Accounts receivable (note 3)	24,065	23,742
Loans to affiliate (note 3)	219,649	237,908
Prepaid expenses	39,731	31,139
Gross investment in lease	37,783	21,170
Total current assets	540,163	516,926
Vessels (note 4)	5,278,348	5,095,723
Deferred charges (note 5)	92,640	64,655
Gross investment in lease		37,783
Goodwill	75,321	75,321
Other assets (note 6)	89,056	67,308
Fair value of financial instruments (note 16(d))	33,632	37,677
Total assets	6,109,160	5,895,393
Current liabilities:
Accounts payable and accrued liabilities (note 13(a))	76,386	65,208
Current portion of deferred revenue (note 7)	22,199	27,671
Current portion of long-term debt (note 8)	287,346	298,010
Current portion of other long-term liabilities (note 9)	38,298	18,543
Fair value of financial instruments (note 16(d))	1,260	7,505
Total current liabilities	425,489	416,937
Deferred revenue (note 7)	2,730	7,343
Long-term debt (note 8)	3,099,849	3,084,409
Other long-term liabilities (note 9)	468,023	253,542
Fair value of financial instruments (note 16(d))	336,886	387,938
Share capital (note 10):
Common and preferred shares	1,223	1,209
Treasury shares	(356)	(379)
Additional paid in capital	2,266,661	2,238,872
Deficit	(460,425)	(459,161)
Accumulated other comprehensive loss	(30,920)	(35,317)
Total shareholders' equity	1,776,183	1,745,224
Total liabilities and shareholders' equity	$ 6,109,160	$ 5,895,393
Commitments and contingent obligations (note 14)
Subsequent events (note 17)	$ 0	$ 0